Accrued Expenses and Other Payables (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accrued Expenses and Other Payables
Payroll and welfare payable	$ 2,965,585	¥ 19,257,320	¥ 17,422,454
VAT and other tax payables	4,210,348	27,340,316	22,288,677
Accrued fixed assets purchases	326,739	2,121,712	4,746,821
Other payables and accruals	658,667	4,277,122	2,451,035
Accrued bonds' interest expenses (note 15)	4,189,580	27,205,456	39,820,456
Total accrued expenses and other payables	$ 12,350,919	¥ 80,201,926	¥ 86,729,443